Earnings per share - Summary of earnings per share (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (10,270)	$ (6,039)	$ (10,670)
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (10,270)	$ (6,039)	$ (10,670)
Weighted average number of ordinary shares used in calculating basic earnings per share	57,503,555	48,376,525	467,833,849
Weighted average number of ordinary shares used in calculating Diluted earnings per share	57,503,555	48,376,525	467,833,849
Basic earnings per share	$ (17.86)	$ (12.48)	$ (2.28)
Diluted earnings per share	$ (17.86)	$ (12.48)	$ (2.28)